Operating costs and expenses (exclusive of depreciation and amortization) - Additional Information (Detail) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Costs And Expenses [Abstract]
State pension fund contributions	₽ 291,211	₽ 212,229	₽ 172,028